Finance income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Finance income

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Interest income	1,555	2,700	5,301
Interest in respect of loan from related party	-	-	74
Exchange differences	1,574	47	508
Total finance income	3,129	2,747	5,883